ActivePassive U.S. Equity ETF
Schedule of Investments
November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.42%
Automobiles & Components - 1.60%
BorgWarner, Inc.	5,548	$186,912
General Motors Co.	7,158	226,193
Rivian Automotive, Inc. (a)	2,772	46,459
Tesla, Inc. (a)	11,602	2,785,408
		3,244,972
Banks - 2.53%
Bank of America Corp.	28,370	865,001
Citigroup, Inc.	9,928	457,681
Huntington Bancshares, Inc.	13,724	154,532
JPMorgan Chase & Co.	18,688	2,916,823
Wells Fargo & Co.	16,352	729,136
		5,123,173
Capital Goods - 5.01%
Boeing Co. (a)	2,044	473,452
Carrier Global Corp.	9,123	474,031
Caterpillar, Inc.	1,345	337,218
Cummins, Inc.	804	180,225
Deere & Co.	876	319,223
Eaton Corp PLC	3,840	874,329
Ferguson PLC	3,093	529,955
Fortive Corp.	8,381	578,121
General Electric Co.	11,341	1,381,333
Honeywell International, Inc.	3,841	752,529
Howmet Aerospace, Inc.	3,796	199,670
Hubbell, Inc.	586	175,800
Lockheed Martin Corp.	876	392,247
Masco Corp.	1,409	85,315
PACCAR, Inc.	9,452	867,882
Raytheon Technologies Corp.	5,053	411,718
Snap-on, Inc.	1,447	397,476
Textron, Inc.	6,716	514,849
Trane Technologies PLC - ADR	2,153	485,308
United Rentals, Inc.	990	471,260
WW Grainger, Inc.	340	267,305
		10,169,246
Commercial & Professional Services - 1.37%
Automatic Data Processing, Inc.	2,059	473,405
Cintas Corp.	1,959	1,083,817
Copart, Inc. (a)	24,282	1,219,442
		2,776,664
Consumer Discretionary Distribution & Retail - 4.27%
Amazon.com, Inc. (a)	42,206	6,165,874
Home Depot, Inc.	4,595	1,440,487
LKQ Corp.	6,132	273,058
Lowe's Cos, Inc.	876	174,175
Ross Stores, Inc.	1,539	200,655
TJX Cos, Inc.	4,672	411,650
		8,665,899
Consumer Durables & Apparel - 1.84%
DR Horton, Inc.	5,422	692,227
Garmin Ltd. - ADR	2,352	287,508
Lennar Corp. - Class A	6,210	794,383
Lennar Corp. - Class B	6,451	740,188
NIKE, Inc.	2,637	290,782
PulteGroup, Inc.	10,499	928,322
		3,733,410
Consumer Services - 1.49%
Airbnb, Inc. (a)	1,267	160,073
Booking Holdings, Inc. (a)	315	984,596
Caesars Entertainment, Inc. (a)	5,397	241,354
Darden Restaurants, Inc.	1,460	228,446
DoorDash, Inc. (a)	2,336	219,537
McDonald's Corp.	3,610	1,017,443
MGM Resorts International	3,146	124,078
Royal Caribbean Cruises Ltd. (a)	481	51,688
		3,027,215
Consumer Staples Distribution & Retail - 1.47%
Costco Wholesale Corp.	1,859	1,101,904
Kroger Co.	5,111	226,264
Target Corp.	747	99,956
Walmart, Inc.	9,977	1,553,319
		2,981,443
Energy - 3.01%
Cheniere Energy, Inc.	1,565	285,065
Chevron Corp.	4,797	688,849
ConocoPhillips	2,478	286,382
Coterra Energy, Inc.	7,123	186,979
Exxon Mobil Corp.	22,561	2,317,917
Marathon Petroleum Corp.	6,678	996,291
Occidental Petroleum Corp.	2,516	148,821
Phillips 66	5,173	666,748
Valero Energy Corp.	4,125	517,110
		6,094,162
Equity Real Estate Investment Trusts (REITS) - 0.00%
NET Lease Office Properties (a)	0	4

Financial Services - 7.41%
Bank of New York Mellon Corp.	13,140	634,925
Berkshire Hathaway, Inc. (a)	12,321	4,435,561
BlackRock, Inc.	1,044	784,284
Blackstone, Inc.	1,506	169,229
Block, Inc. (a)	3,340	211,856
Cboe Global Markets, Inc.	2,163	394,077
Charles Schwab Corp.	2,526	154,894
Coinbase Global, Inc. (a)	604	75,331
Equitable Holdings, Inc.	11,096	340,536
Fiserv, Inc. (a)	4,562	595,843
FleetCor Technologies, Inc. (a)	714	171,717
Franklin Resources, Inc.	14,246	353,301
Goldman Sachs Group, Inc.	1,670	570,372
Interactive Brokers Group, Inc.	4,046	314,941
Mastercard, Inc.	4,477	1,852,717
Morgan Stanley	6,926	549,509
PayPal Holdings, Inc. (a)	2,683	154,568
Rocket Cos, Inc. (a)	5,163	48,222
State Street Corp.	3,831	278,973
Synchrony Financial	5,548	179,533
Tradeweb Markets, Inc.	1,688	163,567
Visa, Inc.	10,087	2,589,131
		15,023,087
Food, Beverage & Tobacco - 2.28%
Altria Group, Inc.	19,592	823,648
Coca-Cola Co.	3,156	184,437
J M Smucker Co.	1,460	160,206
The Kraft Heinz Co.	6,635	232,955
Molson Coors Beverage Co.	632	38,893
Mondelez International, Inc.	21,255	1,510,380
PepsiCo, Inc.	8,760	1,474,220
Philip Morris International, Inc.	2,123	198,203
		4,622,942
Health Care Equipment & Services - 4.28%
Boston Scientific Corp. (a)	11,680	652,795
Cardinal Health, Inc.	2,628	281,406
Cencora, Inc.	1,962	399,012
Cigna Group	1,168	307,044
Elevance Health, Inc.	426	204,263
HCA Healthcare, Inc.	2,896	725,389
Henry Schein, Inc. (a)	3,819	254,842
Hologic, Inc. (a)	4,672	333,114
IDEXX Laboratories, Inc. (a)	626	291,603
Laboratory Corp of America Holdings	1,500	325,365
McKesson Corp.	1,021	480,442
Molina Healthcare, Inc. (a)	460	168,158
Stryker Corp.	1,626	481,833
UnitedHealth Group, Inc.	5,215	2,883,738
Veeva Systems, Inc. (a)	1,752	305,391
Zimmer Biomet Holdings, Inc.	4,984	579,689
		8,674,084
Household & Personal Products - 1.28%
Kimberly-Clark Corp.	1,168	144,517
Procter & Gamble Co.	16,014	2,458,469
		2,602,986
Insurance - 2.07%
Aflac, Inc.	18,082	1,495,563
Arch Capital Group Ltd. (a)	5,743	480,632
Everest Group Ltd.	679	278,763
Fidelity National Financial, Inc.	7,884	353,519
Hartford Financial Services Group, Inc.	2,784	217,597
Loews Corp.	7,614	535,188
Markel Group, Inc. (a)	316	454,752
Principal Financial Group, Inc.	3,427	253,015
The Progressive Corp.	757	124,171
		4,193,200
Materials - 1.68%
Albemarle Corp.	802	97,259
CF Industries Holdings, Inc.	876	65,831
Corteva, Inc.	4,964	224,373
DuPont de Nemours, Inc.	9,052	647,580
Freeport-McMoRan, Inc.	6,665	248,738
International Paper Co.	5,256	194,157
Linde PLC	3,095	1,280,617
Newmont Corp.	914	36,734
Nucor Corp.	860	146,174
Packaging Corp of America	675	113,407
Steel Dynamics, Inc.	2,899	345,358
		3,400,228
Media & Entertainment - 7.85%
Alphabet, Inc. - Class C (a)	26,168	3,504,419
Alphabet, Inc. - Class A (a)	34,515	4,574,272
Comcast Corp.	27,582	1,155,410
Fox Corp. - Class A	16,677	492,639
Fox Corp. - Class B	16,142	446,488
Meta Platforms, Inc. (a)	11,471	3,752,738
Netflix, Inc. (a)	2,139	1,013,822
News Corp.	3,537	81,492
ROBLOX Corp. (a)	7	275
Trade Desk, Inc. (a)	2,881	202,995
Walt Disney Co. (a)	7,601	704,537
		15,929,087
Pharmaceuticals, Biotechnology & Life Sciences - 6.34%
AbbVie, Inc.	9,512	1,354,414
Amgen, Inc.	1,259	339,477
Biogen, Inc. (a)	653	152,854
Bristol-Myers Squibb Co.	16,352	807,462
Eli Lilly & Co.	4,450	2,630,128
Gilead Sciences, Inc.	14,065	1,077,379
Johnson & Johnson	13,947	2,157,043
Merck & Co, Inc.	9,636	987,497
Moderna, Inc. (a)	1,422	110,489
Pfizer, Inc.	22,731	692,614
Regeneron Pharmaceuticals, Inc. (a)	633	521,472
Seagen, Inc. (a)	502	107,031
Thermo Fisher Scientific, Inc.	2,044	1,013,333
Vertex Pharmaceuticals, Inc. (a)	1,363	483,606
Zoetis, Inc.	2,370	418,708
		12,853,507
Real Estate Management & Development - 0.19%
CBRE Group, Inc. (a)	2,628	207,508
Zillow Group, Inc. - Class A (a)	1,111	43,762
Zillow Group, Inc. - Class C (a)	3,092	126,586
		377,856
Semiconductors & Semiconductor Equipment - 6.81%
Advanced Micro Devices, Inc. (a)	7,261	879,743
Analog Devices, Inc.	2,825	518,049
Applied Materials, Inc.	8,451	1,265,791
Broadcom, Inc.	2,949	2,729,978
Intel Corp.	10,173	454,733
KLA Corp.	584	318,058
Lam Research Corp.	1,020	730,238
Microchip Technology, Inc.	10,089	841,826
NVIDIA Corp.	11,558	5,405,677
ON Semiconductor Corp. (a)	2,301	164,130
Skyworks Solutions, Inc.	5,108	495,118
		13,803,341
Software & Services - 12.09%
Accenture PLC	6,019	2,005,170
Adobe, Inc. (a)	3,570	2,181,306
ANSYS, Inc. (a)	943	276,638
Atlassian Corp. (a)	735	140,348
Cloudflare, Inc. (a)	2,893	223,195
Cognizant Technology Solutions Corp.	2,314	162,859
Datadog, Inc. (a)	2,049	238,852
Intuit, Inc.	1,345	768,614
Microsoft Corp.	34,814	13,191,374
Okta, Inc. (a)	1,131	75,834
Oracle Corp.	5,340	620,561
Palantir Technologies, Inc. (a)	18,348	367,877
Palo Alto Networks, Inc. (a)	1,059	312,500
Roper Technologies, Inc.	2,044	1,100,183
Salesforce, Inc. (a)	6,589	1,659,769
ServiceNow, Inc. (a)	587	402,529
Snowflake, Inc. (a)	1,460	274,013
Synopsys, Inc. (a)	705	382,977
Twilio, Inc. (a)	2,044	132,206
		24,516,805
Technology Hardware & Equipment - 7.46%
Amphenol Corp.	3,609	328,383
Apple, Inc.	64,918	12,331,173
Arista Networks, Inc. (a)	1,304	286,502
CDW Corp.	876	184,731
Cisco Systems, Inc.	32,483	1,571,528
Dell Technologies, Inc.	1,486	112,743
Hewlett Packard Enterprise Co.	18,396	311,076
		15,126,136
Telecommunication Services - 0.80%
T-Mobile US, Inc.	4,055	610,075
Verizon Communications, Inc.	26,241	1,005,817
		1,615,892
Transportation - 1.79%
Delta Air Lines, Inc.	5,382	198,757
Expeditors International of Washington, Inc.	2,044	245,975
FedEx Corp.	2,576	666,746
Old Dominion Freight Line, Inc.	1,366	531,456
Uber Technologies, Inc. (a)	9,737	548,972
Union Pacific Corp.	3,132	705,547
United Airlines Holdings, Inc. (a)	3,163	124,622
United Parcel Service, Inc.	3,981	603,559
		3,625,634
Utilities - 2.52%
AES Corp.	7,168	123,361
Ameren Corp.	6,080	471,747
CenterPoint Energy, Inc.	17,585	497,128
Consolidated Edison, Inc.	5,101	459,651
Constellation Energy Corp.	715	86,544
Edison International	2,044	136,928
Evergy, Inc.	10,214	521,323
NextEra Energy, Inc.	8,380	490,314
NiSource, Inc.	23,019	590,207
PG&E Corp. (a)	25,695	441,183
PPL Corp.	16,352	427,114
Public Service Enterprise Group, Inc.	10,266	640,906
Vistra Corp.	6,415	227,155
		5,113,561
TOTAL COMMON STOCKS (Cost $159,354,515)		177,294,534

EXCHANGE TRADED FUNDS - 9.41%
Dimensional US Small Cap ETF	350,400	18,862,032
Vanguard Large-Cap ETF	1,017	213,194
TOTAL EXCHANGE TRADED FUNDS (Cost $18,200,586)		19,075,226

REAL ESTATE INVESTMENT TRUSTS - 2.42%
American Tower Corp.	1,999	417,351
Boston Properties, Inc.	2,920	166,236
Equity Residential	9,030	513,265
Essex Property Trust, Inc.	324	69,161
Host Hotels & Resorts, Inc.	27,457	479,674
Iron Mountain, Inc.	4,964	318,441
Prologis, Inc.	5,227	600,739
Regency Centers Corp.	6,622	415,729
Simon Property Group, Inc.	4,781	597,099
VICI Properties, Inc.	21,829	652,469
Weyerhaeuser Co.	17,246	540,662
WP Carey, Inc.	2,180	135,683
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,790,274)		4,906,509

MONEY MARKET FUNDS - 0.65%
First American Government Obligations Fund, Class X, 5.285% (b)	1,308,788	1,308,788
TOTAL MONEY MARKET FUNDS (Cost $1,308,788)		1,308,788

Total Investments (Cost $183,654,163) - 99.90%		202,585,057
Other Assets in Excess of Liabilities - 0.10%		212,309
TOTAL NET ASSETS - 100.00%		$202,797,366

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the seven day yield at November 30, 2023.

Abbreviations
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$177,294,534	$-	$-	$177,294,534
Exchange-Traded Funds	19,075,226	-	-	19,075,226
Real Estate Investment Trusts*	4,906,509	-	-	4,906,509
Total Equity	201,276,269	-	-	201,276,269
Money Market Funds	1,308,788	-	-	1,308,788
Total Investments in Securities	$202,585,057	$-	$-	$202,585,057

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2023.